Information by Segment - Summary of Cash Flow By Segment (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Segment Cash Flow [Line Items]
Net cash flows from (used in) operating activities	$ 705,662,245	$ 744,778,813	$ 412,892,815
Net cash flows from (used in) investing activities	(86,238,337)	455,571,379	(736,554,810)
Net cash flows from (used in) financing activities	(934,235,643)	(628,656,359)	293,231,509
Operating Segments [Member]
Disclosure Of Segment Cash Flow [Line Items]
Net cash flows from (used in) operating activities	705,662,245	744,778,813	412,892,815
Net cash flows from (used in) investing activities	(86,238,337)	455,571,379	(736,554,810)
Net cash flows from (used in) financing activities	(934,235,643)	(628,656,359)	293,231,509
Operating Segments [Member] | Generation [Member]
Disclosure Of Segment Cash Flow [Line Items]
Net cash flows from (used in) operating activities	940,980,864	689,196,260	445,854,355
Net cash flows from (used in) investing activities	(589,841,542)	(990,157,962)	(604,078,037)
Net cash flows from (used in) financing activities	(155,850,946)	315,350,620	157,788,515
Operating Segments [Member] | Distribution [Member]
Disclosure Of Segment Cash Flow [Line Items]
Net cash flows from (used in) operating activities	96,049,904	91,074,469	17,684,402
Net cash flows from (used in) investing activities	(99,120,863)	(98,077,760)	(85,111,489)
Net cash flows from (used in) financing activities	8,624,953	9,965,731	67,203,137
Material reconciling items [member]
Disclosure Of Segment Cash Flow [Line Items]
Net cash flows from (used in) operating activities	(331,368,523)	(35,491,916)	(50,645,942)
Net cash flows from (used in) investing activities	602,724,068	1,543,807,101	(47,365,284)
Net cash flows from (used in) financing activities	$ (787,009,650)	$ (953,972,710)	$ 68,239,857